Investment/Investors In Millburn Multi-Markets Trading L.P (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2019
Schedule of interests are held by direct investors in the Master Fund
	2019	2018

U.S. Feeder	30.30%	33.60%
Cayman Feeder	60.29	55.54

Total	90.59%	89.14%

Schedule of capital withdrawals payable

	2019	2018
Direct investors (1)	$9,224,590	$5,018,975
U.S. Feeder	736,814	659,683
Cayman Feeder	-	27,599,619

Total	$9,961,404	$33,278,277

(1)	Includes profit share to the General Partner of $9,224,590 at December 31, 2019. Includes profit share to the General Partner of $4,993,975 and a limited partner redemption of $25,000, totaling $5,018,975 at December 31, 2018.